Interim condensed consolidated statements of financial position - EUR (€) € in Thousands		Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Intangible assets		€ 157,689	€ 156,982
Goodwill		23,392	23,392
Property, plant and equipment		16,428	18,430
Right-of-use assets		95,042	95,510
Deferred income tax assets		6,172	7,634
Other non-current assets		13,919	14,967
Investments accounted for using the equity method		2,753
Non-current assets		315,395	316,915
Current assets
Inventories		56,529	57,174
Trade receivables		17,107	15,382
Other current assets		22,299	22,668
Cash and bank balances		26,432	28,283
Assets classified as held for sale			29,838
Current assets		122,367	153,345
Total assets		437,762	470,260
Non-current liabilities
Non-current borrowings		10,175	9,688
Non-current lease liabilities		90,719	93,375
Non-current provisions		9,745	13,071
Employee benefits		11,627	11,642
Deferred income tax liabilities		34,761	34,757
Other non-current liabilities		31,785	30,216
Non-current liabilities		188,812	192,749
Current liabilities
Trade payables		44,712	45,799
Current borrowings		387,484	325,067
Current lease liabilities		25,561	28,798
Current provisions		2,918	2,984
Other current liabilities		140,679	134,017
Liabilities associated with assets held for sale			22,517
Current liabilities		601,354	559,182
Total liabilities		790,166	751,931
Net assets		(352,404)	(281,671)
Equity attributable to owners of the Company
Share capital	[1]
Treasury shares	[1]
Other reserves		722,434	727,547
Accumulated losses		(1,035,027)	(975,680)
Equity attributable to owners of the Company		(312,593)	(248,133)
Non-controlling interests		(39,811)	(33,538)
Total deficits		€ (352,404)	€ (281,671)

[1]	Amounts less than €1,000.